PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total Fixed Assets	$ 161,261	$ 99,610
Less: Accumulated Depreciation	(62,260)	(48,305)
Total Fixed Assets, net	99,001	51,305
Non-cash depreciation expense	13,955	14,248
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total Fixed Assets	$ 70,108	49,088
Property and equipment, Depreciable Life	7 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Fixed Assets	$ 56,142	50,522
Property and equipment, Depreciable Life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total Fixed Assets	$ 35,011
Property and equipment, Depreciable Life	10 years